March 1, 2006

Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, DC 20549

Attention: Filings – Rule 497(j)

RE:	Dreyfus Premier Worldwide Growth Fund, Inc.
1933 Act No.: 33-58282
1940 Act No.: 811-7512
CIK No.:0000897569

Dear Sir/Ma'am:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 18 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 27, 2006.

Please address any comments or questions to the attention of the undersigned at (212) 922-6785.

Sincerely, /s/ Gina M. Gomes Gina M. Gomes Paralegal

GMG/